Short-Term and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Debt

(in thousands of $)	2019	2018
U.S. dollar denominated floating rate debt
$315 Million Term Loan Facility	—	304,500
$250 Million Term Loan Facility	245,313	—
$50 million term loan under $100 Million Facility	49,342	—
Flex Rainbow Sale and Leaseback	147,657	155,530
Total U.S. dollar floating rate debt	442,312	460,030

U.S. dollar denominated fixed rate debt
Hyundai Glovis Sale and Charterback	294,263	—
Total U.S. dollar denominated fixed rate debt	294,263	—

U.S. dollar denominated revolving credit facilities
$270 Million Revolving Credit Facility	—	—
$50 million revolving tranche under $100 Million Facility	49,342	—
Total U.S. dollar denominated revolving credit facilities	49,342	—

Total debt	785,917	460,030

Less
Current portion of debt	36,259	23,625
Long-term portion of debt issuance costs	5,375	4,803
Long-term debt	744,283	431,602